Income Taxes (Details) - CAD ($)						12 Months Ended
	Nov. 21, 2023	Jun. 09, 2023	Dec. 14, 2022	May 02, 2022	Mar. 04, 2021	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Non-capital losses						$ 17,195,000
Shares issued (in Shares)			3,707,500
Recognized a liability			$ 594,175
Qualified expenditures						496,325	$ 51,142
Gross proceeds	$ 270,000
Recovery			$ 2,040,000			717,679
Remaining qualified expenditures						2,174,333
Aggregate value.						3,270,558
Liability and Income Tax Effect on Flow-Through Shares [Member]
Income Taxes [Line Items]
Shares issued (in Shares)			1,667,500		1,052,632
Issued price per share (in Dollars per share)			$ 0.625		$ 0.91
Proceeds					$ 960,000
Recognized a liability					$ 160,000
Qualified expenditures						599,900	245,000
Remaining qualified expenditures						1,558,674
Liability and Income Tax Effect on Flow-Through Shares [Member]
Income Taxes [Line Items]
Qualified expenditures							$ 775,247
Flow-Through Shares [Member]
Income Taxes [Line Items]
Shares issued (in Shares)				907,519
Issued price per share (in Dollars per share)			$ 0.57	$ 0.931
Proceeds				$ 844,900
Recognized a liability	$ 92,778	$ 91,783		$ 155,186
Gross proceeds			$ 2,225,475
Quebec Flow-Through [Member]
Income Taxes [Line Items]
Shares issued (in Shares)	1,855,554	1,338,461
Issued price per share (in Dollars per share)	$ 0.45	$ 0.65	$ 0.625
Recognized a liability	$ 92,778
Qualified expenditures
Gross proceeds	$ 835,000
National Flow Through [Member]
Income Taxes [Line Items]
Shares issued (in Shares)		573,770	1,667,500
Issued price per share (in Dollars per share)		$ 0.61	$ 0.57
Recognized a liability		$ 91,783
Gross proceeds		$ 1,220,000